Employee Benefits - Assumptions Used in Determining Benefit Obligation (Details) - United Kingdom - ICON Development Solutions Limited pension plan	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.80%	1.50%
Rate of compensation increase	3.70%	3.40%